Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Net Carrying Amount of Other Intangible Assets	The following table is a summary of the net carrying amount of other intangible assets as of December 31:

(millions)	2022	2021
Intangible assets subject to amortization	$73.9	$104.9
Indefinite-lived intangible assets[1]	12.4	12.4
Total	$86.3	$117.3
[1] Indefinite-lived intangible assets are comprised of state insurance and agent licenses. State insurance licenses were previously subject to amortization under superseded accounting guidance and have $0.6 million of accumulated amortization for both years presented.

Intangible Assets Subject to Amortization
Intangible assets subject to amortization for the years ended December 31, consisted of the following:

(millions)	2022			2021
Category	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Policies in force	$0	$0	$0	$256.2	$247.1	$9.1
Agency relationships	159.2	88.1	71.1	159.2	76.8	82.4
Software rights	69.1	67.0	2.1	69.1	58.3	10.8
Trade name	3.6	2.9	0.7	3.6	1.0	2.6
Total	$231.9	$158.0	$73.9	$488.1	$383.2	$104.9

Amortization on Intangible Assets
The estimated aggregate amortization on these intangible assets for each of the next five years as of December 31, 2022, follows:

(millions)	Amortization Expense
2023	$14.2
2024	11.4
2025	11.4
2026	11.4
2027	11.4